UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  510 Madison Avenue, 28th Floor
	  New York, NY 10022

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	November 14, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $1,934,743 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

ANADARKO PETE CORP		COM		032511107      	37830	600000		SOLE		600000		0	0
SMITH A O			COM		831865209      	35419	1105800		SOLE		1105800		0	0
API TECHNOLOGIES CORP		COM		00187E203      	23420	5929231		SOLE		5929231		0	0
APPLE INC			COM		037833100      	114396	300000		SOLE		300000		0	0
AVIS BUDGET GROUP		COM		053774105      	23775	2458682		SOLE		2458682		0	0
BLUELINX HLDGS INC		COM		09624H109      	4190	2889972		SOLE		2889972		0	0
CENTRAL PAC FINL CORP		COM		154760409	17084	1655423		SOLE		1655423		0	0
CHARTER COMMUNICATIONS INC D	COM		16117M305      	126811	2707311		SOLE		2707311		0	0
COMCAST CORP NEW		COM		20030N101      	94140	4500000		SOLE		4500000		0	0
CROWN CASTLE INTL CORP		COM		228227104      	122010	3000000		SOLE		3000000		0	0
EQT CORP			COM		26884L109      	32016	600000		SOLE		600000		0	0
ESSEX RENT CORP			COM		297187106      	4914	1997705		SOLE		1997705		0	0
EXPEDIA INC DEL			COM		30212P105      	28325	1100000		SOLE		1100000		0	0
FOREST LABS INC			CALL		345838906	10038	326000	CALL	SOLE		326000		0	0
FOREST OIL CORP			CALL		346091905	7768	750000	CALL	SOLE		750000		0	0
GENERAL MLS INC			CALL		370334904	76980	2000000	CALL	SOLE		2000000		0	0
GOOGLE INC			COM		38259P508      	90132	175000		SOLE		175000		0	0
GRIFFON CORP			COM		398433102      	3311	404771		SOLE		404771		0	0
GULFPORT ENERGY CORP		COM		402635304      	10780	445806		SOLE		445806		0	0
HSN INC				COM		404303109      	28161	850000		SOLE		850000		0	0
IDERA PHARMACEUTICALS INC	COM		45168K306      	3817	3234505		SOLE		3234505		0	0
ISHARES INC			PUT		464287955	160750	2500000	PUT	SOLE		2500000		0	0
ISHARES INC			PUT		464287955	64300	1000000	PUT	SOLE		1000000		0	0
LIBERTY MEDIA CORP NEW		COM		53071M104      	31076	470000		SOLE		470000		0	0
MACQUARIE INFRASTR CO LLC	COM		55608B105      	86955	3875000		SOLE		3875000		0	0
NASDAQ OMX GROUP INC		COM		631103108      	17355	750000		SOLE		750000		0	0
NCI BUILDING SYS INC		COM		628852204	2353	311227		SOLE		311227		0	0
PVH CORP			COM		693656100      	23219	398679		SOLE		398679		0	0
ROCKWELL COLLINS INC		COM		774341101      	10510	199200		SOLE		199200		0	0
SARA LEE CORP			COM		803111103      	12263	750000		SOLE		750000		0	0
SEALED AIR CORP NEW		COM		81211K100      	50935	3050000		SOLE		3050000		0	0
SPDR GOLD TRUST			CALL		78463V907	158060	1000000	CALL	SOLE		1000000		0	0
SPDR GOLD TRUST			CALL		78463V907	79030	500000	CALL	SOLE		500000		0	0
SPDR S&P 500 ETF TR		PUT		78462F953	113150	1000000	PUT	SOLE		1000000		0	0
UNITEDHEALTH GROUP INC		COM		91324P102      	62262	1350000		SOLE		1350000		0	0
VALSPAR CORP			COM		920355104      	109235	3500000		SOLE		3500000		0	0
VANGUARD HEALTH SYS INC		COM		922036207      	38502	3789600		SOLE		3789600		0	0
WILLIAMS COS INC DEL		COM		969457100      	19472	800000		SOLE		800000		0	0





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